5. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Notes
5. CASH AND CASH EQUIVALENTS

5.CASH AND CASH EQUIVALENTS

Cash is comprised of cash deposits held in reputable financial institutions and cash equivalents consist of redeemable guaranteed investment certificates (“GICs”).

A summary of the Company’s cash and cash equivalents is as follows:

	December 31, 2025	December 31, 2024
	$	$
Cash	38,097,832	7,408,166
Cash equivalents (1)	96,151	2,125,963
	38,193,983	9,534,129

(1)Cash equivalents consist of redeemable GICs with maturities of 3 to 10 months and interest rates between 1.75% and 2.25%.

During the year ended December 31, 2025, interest income from GICs and deposits in the Company’s savings account totaled $387,530 (2024 - $329,989).